Parent Company (the "Company") Only Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 32,935,111	$ 4,638,813	¥ 19,887,575
Short-term investments	16,810,107	2,367,654	19,171,017
Amounts due from others	1,722,603	242,624	1,380,956
Prepayments and other current assets	3,434,763	483,776	2,246,408
Total current assets	70,380,233	9,912,849	59,149,752
Non-current assets:
Total non-current assets	47,002,969	6,620,229	37,114,173
Total assets	117,383,202	16,533,078	96,263,925
Current liabilities:
Amounts due to subsidiaries of the Company	561,625	79,103	384,611
Current portion of long-term borrowings	4,736,087	667,064	1,237,916
Accruals and other liabilities	15,556,354	2,191,067	13,654,362
Total current liabilities	57,798,116	8,140,694	45,852,054
Long-term borrowings	13,042,861	1,837,049	10,885,799
Deferred revenue	3,051,022		2,288,111
Total non-current liabilities	29,989,070	4,223,873	22,765,111
Total liabilities	87,787,186	12,364,567	68,617,165
SHAREHOLDERS' EQUITY
Treasury shares	(1,849,600)	(260,511)	(1,849,600)
Additional paid in capital	117,717,254	16,580,128	94,593,062
Accumulated other comprehensive loss	432,991	60,986	1,036,011
Accumulated deficit	(90,800,000)	(12,783,002)	(69,914,230)
Total shareholders' equity	25,735,632	3,624,787	24,089,539	¥ 34,785,557	¥ 27,170,956
Total liabilities, mezzanine equity and shareholders' equity	117,383,202	16,533,078	96,263,925
Parent
Current assets:
Cash and cash equivalents	22,676,489	3,193,917	7,076,550
Short-term investments	1,499,939	211,262	696,460
Prepayments and other current assets	70,356	9,909	114,263
Total current assets	39,699,885	5,591,612	14,544,991
Non-current assets:
Investments in subsidiaries and VIEs	2,783,143	391,997	21,328,304
Total non-current assets	2,783,143	391,997	21,328,304
Total assets	42,483,028	5,983,609	35,873,295
Current liabilities:
Current portion of long-term borrowings	3,286,640	462,914
Accruals and other liabilities	146,330	20,610	73,580
Total current liabilities	5,361,070	755,091	1,849,531
Long-term borrowings	11,575,725	1,630,407	10,155,599
Total non-current liabilities	11,575,725	1,630,407	10,155,599
Total liabilities	16,936,795	2,385,498	12,005,130
SHAREHOLDERS' EQUITY
Treasury shares	(1,849,600)	(260,511)	(1,849,600)
Additional paid in capital	117,717,254	16,580,128	94,593,062
Accumulated other comprehensive loss	432,991	60,986	1,036,011
Accumulated deficit	(90,758,034)	(12,783,002)	(69,914,230)
Total shareholders' equity	25,546,233	3,598,111	23,868,165
Total liabilities, mezzanine equity and shareholders' equity	42,483,028	5,983,609	35,873,295
Parent | Subsidiaries
Current assets:
Amounts due from others	15,453,012	2,176,511	6,657,631
Current liabilities:
Amounts due to subsidiaries of the Company	1,928,100	271,567	1,775,951
Parent | Related parties
Current assets:
Amounts due from others	89	13	87
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	3,368	474	2,668
Class A Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares	3,368	474	2,668
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	254	36	254
Class C Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares	¥ 254	$ 36	¥ 254